BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Redeemable convertible preferred stock, shares oustanding	117,734,383	117,734,383
Common stock, par value (in usd per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	216,000,000	216,000,000
Common stock, shares issued	19,686,205	19,637,872
Common stock, shares outstanding	19,686,205	19,637,872
JAWS Spitfire Acquisition Corporation
Redeemable convertible preferred stock, shares oustanding		28,646,767
Price per share		$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
JAWS Spitfire Acquisition Corporation | Class A Ordinary Share
Redeemable convertible preferred stock, shares oustanding	29,989,126	28,646,767
Price per share	$ 10.00	$ 10.00
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	4,510,874	5,853,233
Common stock, shares outstanding	4,510,874	5,853,233
JAWS Spitfire Acquisition Corporation | Class B Ordinary Share
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000